PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET

Property, plant and equipment, net consists of the following:

	As of June 30,
	2025	2024
Furniture and Fixtures	$42,737	$43,375
Beauty equipment	586,514	587,479
Office equipment	33,360	33,537
Leasehold improvement	583,368	676,279
Computer Equipment	40,782	40,999
Subtotal	1,286,761	1,381,669
Less: accumulated depreciation	(1,220,537)	(1,236,684)
Property and equipment, net	$66,224	$144,985

Depreciation expenses were $82,348 and $240,120 for the years ended June 30, 2025 and 2024, respectively. The short-term lease cost for each period presented (excluding amounts relating to leases with a lease term of one month or less).